UNITEDSTATESSECURITIESANDEXCHANGECOMMISSIONWashington,D.C.20549 Form 13F
Form13FCOVERPAGE
Report for the Calendar Year or QuarterEnded:12/31/00 Check here if Amendment
[ ] ; Amendment Number: ______ This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name: Tiffany Capital Advisors, Inc. Address: 2300 Computer Avenue, Suite L67 Willow Grove, PA 19090 Form 13F File Number: 28-3882 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager: Name: Curtis O. Townsend Title:
President Phone: 215-784-1111 Signature, Place, and Date of Signing: Curtis O. Townsend Willow Grove, PA 01/24/01 [Signature] [City, State] [Date] Report Type (Check only one.): [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) Form 13F SUMMARY PAGE REPORT SUMMARY: Number of Other Included Managers: None _____ Form 13F Information Table Entry Total: 41 ___ Form 13F Information Table Value Total:
___$ 110,843 (thousands) List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE
FORM 13F INFORMATION TABLE Market Value Security Class CUSIP (x$1000) Shares Invtmt Discret Other Mgrs Voting Auth Applied Micro Circuits Corp. Common 03822W109 330207 4400 SOLE SOLE Barr Laboratories Common 068306109 4813875
66000 SOLE SOLE Bear Stearns Common 073902108 2128875 42000 SOLE SOLE Bed Bath & Beyond Common 075896100 890525 39800 SOLE SOLE Capital One Financial Common 14040H105 5192606 78900 SOLE SOLE Computer Sciences Common 205363104 2525250
42000 SOLE SOLE Comverse Technology Common 205862402 5691950 52400 SOLE SOLE Convergys Common 212485106 2582813 57000 SOLE SOLE Corning Inc. Common 219350105 348563 6600 SOLE SOLE Diamond Drilling Common 25271C102 720000 18000
SOLE SOLE Dollar General Common 256669102 4688025 24796 SOLE SOLE Dollar Tree Stores Common 256747106 1519000 62000 SOLE SOLE Dynergy Common 26816Q101 336375
6000 SOLE SOLE Edison International Common 281020107 531250 34000 SOLE SOLE El Paso Energy Corp. Common 283905107 2506875 35000 SOLE SOLE Elan Corp. Common 284131208 2312538 49400 SOLE SOLE Exodus Communications Common 302088109 1270000 63500 SOLE SOLE Family Dollar Stores Common 307000109 943250 44000 SOLE SOLE Fiserv Common 337738108 3700125 78000 SOLE SOLE Guidant Common 401698105 4277244 79300 SOLE SOLE JDS Uniphase Corporation Common 46612J101 3134900 75200 SOLE SOLE Lehman Bros. Common 524908100 4246850 62800 SOLE SOLE Linear Tech Common 535678106 3177375 68700 SOLE SOLE Micrel Inc. Common 594793101 225706
6700 SOLE SOLE Network Appliance Common 64120l104 3417343 53240 SOLE SOLE Novellus Systems, Inc. Common 670008101 575000 16000 SOLE SOLE Paychex Common 704326107 3488844 71750 SOLE SOLE Progressive Corp. Common 743315103 7253750
70000 SOLE SOLE Protective Life Common 743674103 1767300 54800 SOLE SOLE Providian Financial Common 74406A102 7038000 122400 SOLE SOLE Qualcomm Common 747525103 4339500 52800 SOLE SOLE Sandisk Common 80004C101 535575 19300 SOLE
SOLE Sante Fe International Common G7805C108 1019588 31800 SOLE SOLE Sigma-Aldrich Common 826552101 1513531 38500 SOLE SOLE Symbol Technologies Common 871508107 692100 19225 SOLE SOLE T.Rowe Price Common 741477103 1458164 34500
SOLE SOLE Tellabs Common 879664100 1604600 28400 SOLE SOLE Transocean Sedco Forex Inc. Common 893817106 3675400 79900 SOLE SOLE Univision Communications Common 914906102 2726438 66600 SOLE SOLE Veritas Software Com Common 923436109 336875 3850 SOLE SOLE Vitesse Semiconductor Common 928497106 3412781 61700 SOLE SOLE